Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUAH) (Detail) - MUAH [Member] - U.S. Basel III [Member] - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount		$ 15,769	$ 14,904
Tier 1 capital (to risk-weighted assets): Actual amount		15,086	14,256
Tier 1 capital (to quarterly average assets): Actual amount	[1]	15,086	14,256
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount		$ 15,086	$ 14,256
Total capital (to risk-weighted assets): Actual ratio		14.73%	14.60%
Tier 1 capital (to risk-weighted assets): Actual ratio		14.10%	13.96%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]	8.88%	8.77%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio		14.10%	13.96%
Total capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 11,237	$ 10,081
Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	9,097	8,039
Tier 1 capital (to quarterly average assets): Amount for minimum capital ratios required	[1],[2]	6,792	6,502
Common Equity Tier 1 capital (to risk-weighted assets): Amount for minimum capital ratios required	[2]	$ 7,492	$ 6,508
Total capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	10.50%	9.875%
Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	8.50%	7.875%
Tier 1 capital (to quarterly average assets): Ratio for minimum capital ratios required	[1],[2]	4.00%	4.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for minimum capital ratios required	[2]	7.00%	6.375%
Capital conservation buffer		2.50%	1.875%

[1]	Excludes certain deductions.
[2]	The minimum capital requirement includes a capital conservation buffer of 1.875% at December 31, 2018 and 2.5% at December 31, 2019.